Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Asset retirement obligations	$ 46		$ 44
Environmental liabilities	0		2,621
Total Other Noncurrent Liabilities	$ 46	[1]	$ 2,665	[1]

[1]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.